Provisions	6 Months Ended
Jun. 30, 2019
Provisions [Abstract]
Disclosure of provisions [text block]

Provisions

As of June 30, 2019, the Group recognized € 2.5 billion (December 31, 2018: € 2.7 billion) in provisions on its balance sheet. These relate to operational risk, civil litigation, regulatory enforcement, restructuring, allowances for credit related off-balance sheet positions and other matters, including bank levies. The consolidated financial statements contained in our Annual Report 2018 describe our provisions as of December 31, 2018, in Note 21 "Allowance for Credit Losses", and Note 29 "Provisions".

Civil litigation and regulatory enforcement matters

Within provisions as of June 30, 2019, the Group recognized provisions relating to civil litigation of € 0.7 billion (December 31, 2018: € 0.7 billion) and provisions relating to regulatory enforcement matters of € 0.5 billion (December 31, 2018: € 0.5 billion). For some matters for which the Group believes an outflow of funds is probable, no provisions were recognized as the Group could not reliably estimate the amount of the potential outflow.

For the matters for which a reliable estimate can be made, the Group currently estimates that, as of June 30, 2019, the aggregate future loss of which the possibility is more than remote but less than probable is approximately € 2.0 billion for civil litigation matters (December 31, 2018: € 2.5 billion) and € 0.2 billion for regulatory enforcement matters (December 31, 2018: € 0.2 billion). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. The decrease as of the end of the current period in comparison with the prior period is largely attributable to a court order in the appraisal proceedings (Spruchverfahren) described under the heading "Further Proceedings Relating to the Postbank Takeover" in Note 29 "Provisions" to the consolidated financial statements contained in our Annual Report 2018. In particular, the Regional Court of Cologne held that it is not relevant whether Deutsche Bank was obligated to make a mandatory takeover offer for all Postbank shares prior to its 2010 voluntary takeover when determining the adequate cash compensation in the appraisal proceedings. For other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is more than remote but less than probable but the amount is not reliably estimable, and accordingly such matters are not included in the contingent liability estimates. For still other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is remote and therefore has neither recognized a provision nor included them in the contingent liability estimates.

Note 29 "Provisions" to the consolidated financial statements contained in our Annual Report 2018 sets forth, in the section thereof captioned "Current Individual Proceedings", descriptions as of the date of such consolidated financial statements of civil litigation and regulatory enforcement matters or groups of matters for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk; similar matters are grouped together and some matters consist of a number of proceedings or claims. The disclosed matters include matters for which the possibility of a loss is more than remote but for which the Group cannot reliably estimate the possible loss.